Pension and Postretirement Benefits - Obligations and Funded Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in plan assets:
Fair value of plan assets at beginning of year	$ 517,213
Fair value of plan assets at end of year	497,917	$ 517,213
Amounts recognized in balance sheet consist of:
Pension liability	(14,400)	(19,471)
Domestic Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	505,356	519,199
Interest cost	20,007	21,102	$ 21,613
Actuarial loss (gain)	22,880	2,641
Benefits paid	(37,305)	(37,586)
Benefit obligation at end of year	510,938	505,356	519,199
Change in plan assets:
Fair value of plan assets at beginning of year	484,961	494,146
Actual return (loss) on plan assets	47,717	26,891
Company contributions	1,458	1,510
Benefits paid	(37,305)	(37,586)
Fair value of plan assets at end of year	496,831	484,961	494,146
Funded status	(14,107)	(20,395)
Amounts recognized in balance sheet consist of:
Other Assets	933
Accrued pension liability—current	(1,400)	(1,382)
Pension liability	(13,640)	(19,013)
Accrued benefit liability	(15,040)	(20,395)
Net (Liability) Asset	(14,107)	(20,395)
Projected benefit obligation	510,938	505,356
Accumulated benefit obligation	510,938	505,356
Fair value of plan assets	496,831	484,961
TCN Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	31,217	38,265
Interest cost	1,161	1,351	1,626
Actuarial loss (gain)	778	(3,172)
Benefits paid	(3,316)	(5,227)
Settlements	(29,840)
Benefit obligation at end of year		31,217	38,265
Change in plan assets:
Fair value of plan assets at beginning of year	32,252	38,257
Actual return (loss) on plan assets	1,990	(778)
Benefits paid	(3,316)	(5,227)
Settlements	(29,840)
Fair value of plan assets at end of year	1,086	32,252	$ 38,257
Funded status	1,086	1,035
Amounts recognized in balance sheet consist of:
Other Assets	1,086	1,035
Net (Liability) Asset	1,086	1,035
Projected benefit obligation		31,217
Accumulated benefit obligation		31,217
Fair value of plan assets	$ 1,086	$ 32,252